Prepaid Expenses and Other Receivable (Tables)	12 Months Ended
Mar. 31, 2020
Prepaid Expenses and Other Receivable [Abstract]
Schedule of prepaid expenses and other receivable
	March 31,
(in thousands)	2020	2019

Prepaid expenses	$14	$19
R&D credits	500	208
Other receivables	60	55
	$574	$282